INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE FROM CONTINUING OPERATIONS

The components of income tax expense from continuing operations for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Current	$85,686	$17,978
Deferred	(20,228)	17,542
Total	$65,458	$35,520

SCHEDULE OF INCOME TAX PROVISIONS
	December 31, 2024	December 31, 2023
Tax expense at the statutory rate	$82,000	$36,000
Permanent differences	7,000	9,000
Other	(24,000)	(9,000)
Change in valuation allowance	-	-
Total	$65,000	$36,000

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities as presented below:

	December 31, 2024	December 31, 2023
Deferred tax liabilities:
Depreciation of property and equipment	$23,774	$17,542
Total deferred tax liabilities	$23,774	$17,542